Institutional Class Z [Member] Shareholder Fees - Institutional Z - Harding Loevner International Equity Portfolio - Institutional Class Z	Oct. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%